Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	34,039	Ps.	—	Ps.	—
Mayo 13, S.A. de C.V. (Independent Director)	Ps.	5,549	Ps.	—	Ps.	—
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,253	Ps.	1,313	Ps.	1,387
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	28,910	Ps.	14,291	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	4,886	Ps.	5,524	Ps.	7,669
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	—	Ps.	24,093	Ps.	25,128
Beer Factory de México, S.A. de C.V. (Independent director)	Ps.	—	Ps.	1,389	Ps.	—
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director)	Ps.	—	Ps.	1,004	Ps.	—
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	298	Ps.	62	Ps.	—

	2019		2020		2021
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	8,626	Ps.	—	Ps.	8,711
Other service:
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	279	Ps.	—	Ps.	—

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors

d.	The total amounts paid to key management personnel or directors, for the years ended December 31, 2019, 2020 and 2021 were as follows:

	2019		2020		2021
Management	Ps.	37,226	Ps.	39,435	Ps.	59,987
Independent directors (7)	Ps.	8,523	Ps.	9,216	Ps.	6,511

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
b.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2019, 2020 and 2021, are integrated as follows:

	2019		2020		2021
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	3,523	Ps.	1,698	Ps.	—
Mayo 13, S.A. de C.V. (Independent director)	Ps.	729	Ps.	—	Ps.	—
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	—	Ps.	5,955	Ps.	6,473
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	—	Ps.	549	Ps.	808

	2019		2020		2021
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	(3,079)	Ps.	—	Ps.	—

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2019		2020		2021
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	461,549	Ps.	289,154	Ps.	526,220
Services received	Ps.	5,558	Ps.	—	Ps.

According with the agreement the balance as of December 31, 2019, 2020 and 2021 was as follows:

	2019		2020		2021
AMP, entity with significant influence:
Accounts payable	Ps.	355,361	Ps.	157,003	Ps.	394,208